Condensed Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 1,611,709	$ 2,104,521	$ 3,678,441
Prepaid expenses	44,161	5,761	10,311
TOTAL CURRENT ASSETS	1,655,870	2,110,282	3,688,752
PROPERTY AND EQUIPMENT
Machinery and equipment	37,225	37,225	37,225
Less accumulated depreciation	(36,792)	(36,727)	(35,642)
NET PROPERTY AND EQUIPMENT	433	498	1,583
OTHER ASSETS
Patents, net of amortization of $27,201 and $24,179 respectively	17,379	18,135	21,157
Deposit	770	770	770
TOTAL OTHER ASSETS	18,149	18,905	21,927
TOTAL ASSETS	1,674,452	2,129,685	3,712,262
CURRENT LIABILITIES
Accounts payable and other payable	12,660	7,975	9,810
TOTAL CURRENT LIABILITIES	12,660	7,975	9,810
COMMITMENTS AND CONTINGENCIES (See Note 9)
Series C Convertible Preferred Stock, 34,853 and 34,853 shares outstanding, respectively, redeemable value of $3,485,313 and $3,485,313, respectively	3,446,113	3,485,313	3,485,313
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value; 10,000,000 authorized shares
Common stock, $0.0001 par value; 6,000,000,000 authorized shares 704,599,512 and 704,599,512 shares issued and outstanding, respectively	70,460	70,460	70,460
Additional paid in capital	176,563,860	176,508,484	176,279,264
Accumulated deficit	(178,418,641)	(177,942,547)	(176,132,585)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(1,784,321)	(1,363,603)	217,139
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,674,452	$ 2,129,685	$ 3,712,262